SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash on hand and cash at bank
Total cash balances held at financial institutions	$ 418,941	$ 736,604
Cash on hand		1
Total cash balances	418,941	736,605
Deposits at the PRC financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	389,610	715,700
Deposits at the PRC financial Institutions | Chinese Renminbi
Cash on hand and cash at bank
Total cash balances held at financial institutions	381,890	547,301
Deposits at the PRC financial Institutions | United States Dollars
Cash on hand and cash at bank
Total cash balances held at financial institutions	7,232	165,068
Deposits at the PRC financial Institutions | Great Britain Pound
Cash on hand and cash at bank
Total cash balances held at financial institutions	127	2,984
Deposits at the PRC financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	361	347
Deposits At The UK Financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	17,795	5,778
Deposits At The UK Financial Institutions | Chinese Renminbi
Cash on hand and cash at bank
Total cash balances held at financial institutions	161
Deposits At The UK Financial Institutions | United States Dollars
Cash on hand and cash at bank
Total cash balances held at financial institutions	794
Deposits At The UK Financial Institutions | Great Britain Pound
Cash on hand and cash at bank
Total cash balances held at financial institutions	11,871	5,778
Deposits At The UK Financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	4,969
Deposits At The Netherlands Financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	5,104	8,917
Deposits At The Netherlands Financial Institutions | Great Britain Pound
Cash on hand and cash at bank
Total cash balances held at financial institutions	11	18
Deposits At The Netherlands Financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	5,035	8,899
Deposits At The Netherlands Financial Institutions | Other Currency
Cash on hand and cash at bank
Total cash balances held at financial institutions	58
Deposits At The German Financial Institutions
Cash on hand and cash at bank
Total cash balances held at financial institutions	2,149	5,347
Deposits At The German Financial Institutions | Euro Dollar
Cash on hand and cash at bank
Total cash balances held at financial institutions	2,149	5,347
Deposits At Financial Institutions In Other Jurisdictions
Cash on hand and cash at bank
Total cash balances held at financial institutions	$ 4,283	$ 862